Schedule of allowance for expected credit losses accounts (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Credit Loss [Abstract]
Allowance for expected credit losses, beginning balance	$ 6,899	$ 9,102	$ 23,210	$ 3,712
Allowance for expected credit losses, beginning balance	5,776	7,619	16,683	23,210
Allowance for expected credit losses, beginning balance	(5,245)	(6,919)	(30,791)	(3,712)
Allowance for expected credit losses, beginning balance	$ 7,430	$ 9,802	$ 9,102	$ 23,210